Earnings per share - Details of the adjusted earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Profit attributable to equity holders of the Company	£ 307	£ 381	£ 232
Weighted average number of ordinary shares in issue (million)	2,521	2,516	2,002
Adjustment for potentially dilutive shares (million)	7	11	12
Weighted average number of ordinary shares for diluted earnings per share (million)	2,528	2,527	2,014
Basic earnings per share	£ 0.1217	£ 0.1514	£ 0.1157
Diluted earnings per share	£ 0.1214	£ 0.1507	£ 0.1151